Other Gains / (Losses)-Net	6 Months Ended
Jun. 30, 2019
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Other Gains / (Losses)-Net

NOTE 6 - OTHER GAINS / (LOSSES) – NET

(in millions of Euros)	Notes	Three months ended June 30, 2019	Three months ended June 30, 2018	Six months ended June 30, 2019	Six months ended June 30, 2018
Realized (losses) / gains on derivatives (A)		(14)	15	(28)	22
Unrealized (losses) / gains on derivatives at fair value through profit and loss – net (A)	5	(14)	11	17	(43)
Unrealized exchange (losses) / gains from the remeasurement of monetary assets and liabilities – net	5	(1)	—	—	1
Losses on disposal	5	(1)	(3)	(2)	(4)
Other		—	1	(1)	1

Total other gains / (losses) – net		(30)	24	(14)	(23)

(A)

Realized gains and losses are related to derivatives entered into with the purpose of mitigating exposure to volatility in foreign currencies and commodity prices. Unrealized gains and losses are related to derivatives that do not qualify for hedge accounting.